Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Income Taxes [Line Items]
Provision (benefit) for income taxes	$ (1,505)	$ (14)	$ (2,801)	$ 18
Deferred tax liability	3,078		3,078
Recognized income tax benefits	$ 1,507		$ (2,803)